Accounts Payable - Summary of Accounts Payable (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Accrued liabilities	[1]	R$ 17,558	R$ 16,533
Temporary deposit from clients	[2]	12,232	11,561
Dividends payable		2,560	3,791
Lease payable – prior month expense		1,482	1,840
Related Parties		1,456	805
Treasury shares acquisition		0	810
Other payables		2,813	3,327
Current		38,101	38,667
Other payables		6	0
Non-current		R$ 6	R$ 0

[1]	Fees, commissions, and other payables.
[2]	Comprises temporal payments made by client to invest in Mexican Investment Fund through the investment manager.